Note 22 - Financial liabilities at amortized cost - Debt Securities issued (Details) - EUR (€)		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt securities issued Line Items
Debt certificates, at amortized cost		€ 63,963,000,000	€ 61,112,000,000	€ 63,915,000,000
Issued in Euros [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost		737,000,000	267,000,000	1,309,000,000
Issued in Euros [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost		12,248,000,000	9,638,000,000	9,418,000,000
Issued in Euros [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	[1]	15,542,000,000	15,809,000,000	16,425,000,000
Issued in Euros [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost		518,000,000	814,000,000	807,000,000
Issued in Euros [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost		1,354,000,000	1,630,000,000	2,295,000,000
Issued in Euros [Member] | Certified Deposits [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		1,817,000,000	142,000,000	0
Issued in Euros [Member] | Subordinated Liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		7,968,000,000	9,136,000,000	8,481,000,000
Issued in Euros [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost		5,000,000,000	5,490,000,000	4,500,000,000
Issued in Euros [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost		0	0	0
Issued in Euros [Member] | Non convertible preferred liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		83,000,000	107,000,000	107,000,000
Issued in Euros [Member] | Non convertible other subordinated liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		2,885,000,000	3,540,000,000	3,875,000,000
Issued in Euros [Member] | Total Member
Debt securities issued Line Items
Debt certificates, at amortized cost		40,185,000,000	37,436,000,000	38,735,000,000
Issued in Foreign Currency [Member] | Promissory bills and notes
Debt securities issued Line Items
Debt certificates, at amortized cost		1,210,000,000	3,237,000,000	3,157,000,000
Issued in Foreign Currency [Member] | Non-convertible bonds and debentures at floating interest rates
Debt securities issued Line Items
Debt certificates, at amortized cost		10,587,000,000	9,335,000,000	11,109,000,000
Issued in Foreign Currency [Member] | Mortgage Covered bonds
Debt securities issued Line Items
Debt certificates, at amortized cost	[1]	362,000,000	569,000,000	650,000,000
Issued in Foreign Currency [Member] | Hybrid financial instruments
Debt securities issued Line Items
Debt certificates, at amortized cost		1,156,000,000	1,455,000,000	1,809,000,000
Issued in Foreign Currency [Member] | Securitization bonds made by the Group
Debt securities issued Line Items
Debt certificates, at amortized cost		17,000,000	38,000,000	47,000,000
Issued in Foreign Currency [Member] | Certified Deposits [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		780,000,000	544,000,000	0
Issued in Foreign Currency [Member] | Subordinated Liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		9,666,000,000	8,499,000,000	8,407,000,000
Issued in Foreign Currency [Member] | Convertible perpetual securities
Debt securities issued Line Items
Debt certificates, at amortized cost		1,782,000,000	873,000,000	2,085,000,000
Issued in Foreign Currency [Member] | Convertible subordinated bonds
Debt securities issued Line Items
Debt certificates, at amortized cost		0	0	0
Issued in Foreign Currency [Member] | Non convertible preferred liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		76,000,000	74,000,000	55,000,000
Issued in Foreign Currency [Member] | Non convertible other subordinated liabilities [Member]
Debt securities issued Line Items
Debt certificates, at amortized cost		7,808,000,000	7,552,000,000	6,268,000,000
Issued in Foreign Currency [Member] | Total Member
Debt securities issued Line Items
Debt certificates, at amortized cost		23,778,000,000	23,676,000,000	25,180,000,000
Total Member | Total Member
Debt securities issued Line Items
Debt certificates, at amortized cost		€ 63,963,000,000	€ 61,112,000,000	€ 63,915,000,000

[1]	(*) Including mortgag e-covered bonds .